5. Advances to Related Parties (Details) - USD ($)	Sep. 30, 2015	Dec. 31, 2014
Advances to Related Parties	$ 37,683	$ 0
GX-Life
Advances to Related Parties	3,748	0
Great Coin
Advances to Related Parties	$ 33,935	$ 0